Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Revenues	$ 539	$ 2,972	$ 16,508
Cost of revenues	1,637	2,957	8,617
Gross profit (loss)	(1,098)	15	7,891
Selling and marketing expenses	2,569	3,033	5,323
General and administrative expenses	6,503	6,016	9,662
Operating loss	(10,170)	(9,034)	(7,094)
Financial expenses (income), net	19	77	(127)
Loss before income taxes	(10,189)	(9,111)	(6,967)
Income tax expense			1,086
Net and comprehensive loss	$ (10,189)	$ (9,111)	$ (8,053)
Loss per ordinary share - basic and diluted (U.S. dollars)	$ (3.45)	$ (3.71)	$ (3.27)